Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows provided by operating activities:
Net income (loss)	$ 541,186	$ (42,382)	$ 50,893
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Realized investment gains	(199,546)	(229,909)	(112,150)
Purchases of trading securities	(226,555)	(13,174)	(4,806)
Sale and other redemptions of trading securities	49,856	17,179	130,077
Change in annuity-related options, derivatives, and gross reserves	3,573,672	1,358,018	398,135
Deferred income tax (benefit) expense	160,438	(324,977)	5,441
Charges to policy account balances	(136,807)	(120,090)	(103,906)
Gross interest credited to account balances	1,731,843	1,430,161	1,727,538
Amortization of discount, net	(10,259)	(56,380)	(20,739)
Change in:
Accrued investment income	(63,627)	(15,178)	(62,190)
Receivables	16,560	(88,379)	71,186
Reinsurance recoverables and receivables	(25,485)	(25,443)	(72,657)
Deferred acquisition costs	206,699	684,350	(735,151)
Future policy benefit reserves	(764,875)	112,768	1,444,265
Policy and contract claims	57,377	64,723	41,010
Other policyholder funds	85,602	(5,413)	(44,466)
Unearned premiums	9,639	(5,730)	(75)
Other assets and liabilities	105,279	(34,519)	(1,299,919)
Other, net	(3,109)	80	(588)
Total adjustments	4,566,702	2,748,087	1,361,005
Net cash provided by operating activities	5,107,888	2,705,705	1,411,898
Cash flows used in investing activities:
Purchase of available-for-sale fixed-maturity securities	(9,190,492)	(7,832,093)	(10,131,213)
Purchase of available-for-sale equity securities	(163,512)	(337,225)	(68)
Purchase of real estate		(228)	(4,350)
Funding of mortgage loans on real estate	(559,154)	(592,716)	(955,786)
Sale and other redemptions of fixed-maturity securities	5,831,084	7,087,767	5,765,352
Matured fixed-maturity securities	724,008	472,067	464,602
Sale of available-for-sale equity securities	134,400	348,635	4,884
Sale of derivative securities	85,471	318,150	635,174
Sale of real estate	15,471		316,183
Net change in securities lending	970,364	(688,770)	1,531,308
Repayment/disposal of mortgage loans on real estate	493,391	463,591	319,904
Net change in short-term securities	(2,045)	350	72,185
Purchase of home office property and equipment	(2,831)	(4,016)	(2,737)
Purchase of interest in equity method investees	(1,478)	(1,219)	(1,754)
Change in loan to affiliate	(1,162,445)	27,293	25,932
Options purchased, net	(217,382)	(431,167)	(404,109)
Other, net	236	(6,838)	4,023
Net cash used in investing activities	(3,044,914)	(1,176,419)	(2,360,470)
Cash flows (used in) provided by financing activities:
Policyholders' deposits to account balances	7,014,576	5,817,341	6,812,260
Policyholders' withdrawals from account balances	(6,438,692)	(6,826,518)	(5,644,985)
Policyholders' net transfers between account balances	(1,094,927)	(1,495,577)	293,032
Change in amounts drawn in excess of bank balances	(23,062)	42,887	24,762
Dividend paid to parent company	(650,000)	(150,000)
Payment received on loan to parent company		4,963	53,976
Repayment of mortgage notes payable	(6,648)	(6,293)	(5,955)
Net cash (used in) provided by financing activities	(1,198,753)	(2,613,197)	1,533,090
Net change in cash and cash equivalents	864,221	(1,083,911)	584,518
Cash and cash equivalents at beginning of year	2,080,173	3,164,084	2,579,566
Cash and cash equivalents at end of year	$ 2,944,394	$ 2,080,173	$ 3,164,084